Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable
Beginning balance	$ 562	$ 0
Provision for credit losses	3,043	766
Write-offs charged against the allowance	(1,313)	(204)
Ending balance	2,292	562
Credit Card Loans
Beginning balance	219
Ending balance	7,037	219
Credit card loans | Credit card loan
Credit Card Loans
Beginning balance	219	0
Provision for credit losses	7,573	219
Write-offs charged against the allowance	(755)	0
Ending balance	$ 7,037	$ 219